Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other non-current receivables [abstract]
Security deposits for lease and other contracts	€ 6,124	€ 6,396
Total	€ 6,124	€ 6,396